U.S. Multifactor Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)
Consumer Discretionary (15.4%)
Target Corp.	2,818	290
Walmart Inc.	2,372	255
eBay Inc.	6,399	222
Rent-A-Center Inc.	6,237	133
* Lululemon Athletica Inc.	567	123
* Deckers Outdoor Corp.	691	120
Aaron's Inc.	2,804	110
Costco Wholesale Corp.	350	98
La-Z-Boy Inc.	3,296	94
Estee Lauder Cos. Inc. Class A	494	91
Brinker International Inc.	2,487	85
* NVR Inc.	23	84
Winnebago Industries Inc.	1,543	80
* Perdoceo Education Corp.	4,869	73
Acushnet Holdings Corp.	2,804	71
* Skechers U.S.A. Inc.	2,131	70
PulteGroup Inc.	1,747	70
* Stoneridge Inc.	3,165	70
Ralph Lauren Corp.	617	65
* 1-800-Flowers.com Inc.	3,580	65
Williams-Sonoma Inc.	1,011	63
* Discovery Inc.	2,358	61
* AutoZone Inc.	58	60
Dine Brands Global Inc.	724	59
Sonic Automotive Inc.	1,973	55
Gentex Corp.	2,058	55
Whirlpool Corp.	422	54
Group 1 Automotive Inc.	621	53
* Charter Communications Inc.	107	53
* Tempur Sealy International Inc.	683	51
* Altice USA Inc.	1,972	51
Lear Corp.	453	50
Ross Stores Inc.	453	49
Johnson Outdoors Inc.	784	49
* Denny's Corp.	2,738	48
* Meritage Homes Corp.	724	46
* Hibbett Sports Inc.	2,340	46
Standard Motor Products Inc.	1,037	46
Fortune Brands Home & Security Inc.	710	44
* M/I Homes Inc.	1,145	43
* Sally Beauty Holdings Inc.	3,401	42
Garmin Ltd.	469	41
* Booking Holdings Inc.	24	41
Cooper Tire & Rubber Co.	1,594	41

Buckle Inc.	1,659	38
* Sonos Inc.	3,220	37
Autoliv Inc.	548	37
* K12 Inc.	1,788	36
* American Woodmark Corp.	417	35
* Gentherm Inc.	825	34
Expedia Group Inc.	322	32
* Sleep Number Corp.	713	31
Cato Corp. Class A	1,926	31
Dick's Sporting Goods Inc.	855	31
Dillard's Inc. Class A	548	31
* Beazer Homes USA Inc.	2,456	30
Scholastic Corp.	923	30
LCI Industries	303	29
Meredith Corp.	1,110	29
National CineMedia Inc.	3,622	28
* Zumiez Inc.	1,019	27
* Murphy USA Inc.	266	26
Jack in the Box Inc.	366	25
Ethan Allen Interiors Inc.	1,844	24
Lithia Motors Inc. Class A	191	23
BorgWarner Inc.	703	22
* Mohawk Industries Inc.	175	21
* Genesco Inc.	612	21
* Crocs Inc.	784	20
John Wiley & Sons Inc.	466	17
KB Home	482	16
Dollar General Corp.	104	16
* MSG Networks Inc.	1,235	16
* frontdoor Inc.	356	15
* American Public Education Inc.	667	15
TEGNA Inc.	995	14
* AutoNation Inc.	320	14
Steven Madden Ltd.	312	10
Inter Parfums Inc.	150	9
Best Buy Co. Inc.	114	9
* Vera Bradley Inc.	856	7
GameStop Corp. Class A	1,872	7
		4,363
Consumer Staples (6.6%)
Procter & Gamble Co.	2,279	258
Kimberly-Clark Corp.	1,012	133
General Mills Inc.	2,561	125
Sysco Corp.	1,848	123
Hershey Co.	828	119
* Helen of Troy Ltd.	722	119
John B Sanfilippo & Son Inc.	1,502	105
Weis Markets Inc.	2,768	103
Coca-Cola European Partners plc	1,699	87
Ingles Markets Inc.	2,382	85
Tootsie Roll Industries Inc.	2,541	82
Philip Morris International Inc.	971	80
McKesson Corp.	445	62
Casey's General Stores Inc.	332	54
J&J Snack Foods Corp.	319	51
Kroger Co.	1,771	50
* Boston Beer Co . Inc. Class A	126	47

Coca-Cola Consolidated Inc.	220	43
* US Foods Holding Corp.	1,197	40
Tyson Foods Inc.	482	33
PetMed Express Inc.	836	22
Universal Corp.	377	19
* Pilgrim's Pride Corp.	791	17
Ingredion Inc.	192	16
		1,873
Energy (3.1%)
Valero Energy Corp.	1,692	112
Phillips 66	1,336	100
ConocoPhillips	1,626	79
Chevron Corp.	792	74
Solaris Oilfield Infrastructure Inc.	6,394	68
Arch Coal Inc.	1,049	53
World Fuel Services Corp.	1,614	46
Warrior Met Coal Inc.	2,499	44
EOG Resources Inc.	586	37
DMC Global Inc	1,028	37
* Matrix Service Co.	3,018	36
CVR Energy Inc.	1,261	36
Delek US Holdings Inc.	1,521	32
* Select Energy Services Inc.	4,756	31
* Talos Energy Inc.	2,125	30
Devon Energy Corp.	1,783	29
Liberty Oilfield Services Inc.	3,150	21
Cactus Inc.	388	11
* REX American Resources Corp.	99	7
* ProPetro Holding Corp.	777	7
		890
Financial Services (22.9%)
JPMorgan Chase & Co.	2,553	296
Aon plc	1,103	229
Bank of America Corp.	7,953	227
S&P Global Inc.	776	206
Citigroup Inc.	3,194	203
American Express Co.	1,799	198
Wells Fargo & Co.	4,517	185
MetLife Inc.	4,104	175
Moody's Corp.	719	173
Santander Consumer USA Holdings Inc.	6,882	168
PNC Financial Services Group Inc.	951	120
Allstate Corp.	1,136	120
Morgan Stanley	2,494	112
Primerica Inc.	958	107
Hanover Insurance Group Inc.	879	104
First BanCorp	11,841	94
Mastercard Inc.	319	93
Synchrony Financial	3,064	89
NBT Bancorp Inc.	2,400	81
CIT Group Inc.	2,030	81
Zions Bancorp NA	1,947	78
Ameriprise Financial Inc.	519	73
M&T Bank Corp.	510	72
iStar Inc.	4,625	70
Nelnet Inc.	1,317	70

Discover Financial Services	1,055	69
Central Pacific Financial Corp.	2,890	69
* Equitable Holdings Inc.	3,074	66
Bank of New York Mellon Corp.	1,639	65
Citizens Financial Group Inc.	1,999	63
* Arch Capital Group Ltd.	1,563	63
Radian Group Inc.	2,931	62
Visa Inc.	342	62
International Bancshares Corp.	1,814	62
Commerce Bancshares Inc.	1,008	62
Flagstar Bancorp Inc.	1,909	61
Federated Hermes Inc.	2,007	58
Hilltop Holdings Inc.	2,758	57
Essent Group Ltd.	1,260	55
Trustmark Corp.	2,035	55
Dime Community Bancshares Inc.	3,191	54
US Bancorp	1,150	53
Boston Private Financial Holdings Inc.	5,297	52
Great Western Bancorp Inc.	1,910	51
Independent Bank Corp.	2,592	51
Voya Financial Inc.	958	50
Piper Sandler Cos.	718	50
Regions Financial Corp.	3,709	50
Sterling Bancorp	3,013	50
HomeStreet Inc.	1,821	49
* Everi Holdings Inc.	4,720	49
Ally Financial Inc.	1,907	48
Univest Financial Corp.	2,000	47
Stifel Financial Corp.	840	46
Fulton Financial Corp.	3,152	46
* Fair Isaac Corp.	120	45
Globe Life Inc.	472	44
Hope Bancorp Inc.	3,542	43
South State Corp.	634	43
* Credit Acceptance Corp.	106	43
Meridian Bancorp Inc.	2,534	42
T. Rowe Price Group Inc.	348	41
United Community Banks Inc.	1,627	40
Northern Trust Corp.	449	39
Huntington Bancshares Inc.	3,154	39
Popular Inc.	783	38
KeyCorp	2,292	37
MarketAxess Holdings Inc.	112	36
BancFirst Corp.	696	36
Washington Federal Inc.	1,157	35
Federal Agricultural Mortgage Corp.	461	35
Western Alliance Bancorp	726	33
Home BancShares Inc.	1,919	32
First Horizon National Corp.	2,257	30
Renasant Corp.	1,053	30
Reinsurance Group of America Inc.	241	29
First Citizens BancShares Inc.	64	29
Assured Guaranty Ltd.	700	29
Principal Financial Group Inc.	628	28
Willis Towers Watson plc	141	27
BankUnited Inc.	865	26
Credicorp Ltd.	130	24

First Hawaiian Inc.	935	22
Lincoln National Corp.	490	22
Western Union Co.	970	22
Cohen & Steers Inc.	341	21
Comerica Inc.	385	20
PennyMac Financial Services Inc.	551	19
First Bancorp	598	19
Lakeland Financial Corp.	467	19
Southside Bancshares Inc.	584	19
Evercore Inc.	269	18
Walker & Dunlop Inc.	249	16
Bank of Hawaii Corp.	207	15
Tompkins Financial Corp.	189	15
HCI Group Inc.	353	15
Preferred Bank	270	14
OFG Bancorp	798	13
Raymond James Financial Inc.	157	13
Bryn Mawr Bank Corp.	394	13
New York Community Bancorp Inc.	1,202	13
Investors Bancorp Inc.	1,217	13
Cathay General Bancorp	410	13
Bank of NT Butterfield & Son Ltd.	430	12
* Athene Holding Ltd. Class A	281	12
Affiliated Managers Group Inc.	138	10
Unum Group	353	8
Provident Financial Services Inc.	346	7
Waddell & Reed Financial Inc.	501	7
		6,462
Health Care (8.1%)
Merck & Co. Inc.	3,050	233
* Edwards Lifesciences Corp.	798	163
* Biogen Inc.	511	158
Bristol-Myers Squibb Co.	2,351	139
Humana Inc.	399	128
* Medpace Holdings Inc.	1,288	116
Dentsply Sirona Inc.	2,246	111
Johnson & Johnson	698	94
* Veeva Systems Inc.	634	90
HCA Healthcare Inc.	665	84
Chemed Corp.	201	84
Patterson Cos. Inc.	2,850	68
* DaVita Inc.	840	65
* Tenet Healthcare Corp.	2,262	59
* Henry Schein Inc.	957	58
Bruker Corp.	1,286	56
Amgen Inc.	274	55
* Masimo Corp.	316	52
* Eagle Pharmaceuticals Inc.	1,107	51
* Horizon Therapeutics plc	1,338	46
* Jazz Pharmaceuticals plc	357	41
* Arena Pharmaceuticals Inc.	900	40
* Lantheus Holdings Inc.	1,978	31
* CorVel Corp.	444	31
* Anika Therapeutics Inc.	732	31
STERIS plc	190	30
* Alexion Pharmaceuticals Inc.	312	29
* Corcept Therapeutics Inc.	2,215	28

* Premier Inc.	934	27
* Cutera Inc.	1,048	26
* ANI Pharmaceuticals Inc.	442	21
* Joint Corp.	1,222	18
Cardinal Health Inc.	246	13
		2,276
Materials & Processing (6.6%)
Air Products & Chemicals Inc.	558	123
Universal Forest Products Inc.	1,477	69
* Builders FirstSource Inc.	2,844	65
Arconic Inc.	2,113	62
Ingersoll-Rand plc	476	61
Reliance Steel & Aluminum Co.	596	61
* Crown Holdings Inc.	850	60
Huntsman Corp.	2,978	56
* Foundation Building Materials Inc.	3,605	56
Belden Inc.	1,383	55
* BMC Stock Holdings Inc.	2,213	54
Rexnord Corp.	1,773	52
Scotts Miracle -Gro Co.	454	48
Griffon Corp.	2,673	47
Schweitzer-Mauduit International Inc.	1,221	41
Simpson Manufacturing Co. Inc.	508	40
* Trex Co. Inc.	420	40
Louisiana-Pacific Corp.	1,377	39
Quanex Building Products Corp.	2,298	39
* Installed Building Products Inc.	569	38
Timken Co.	823	37
Owens Corning	649	37
FMC Corp.	393	37
* Gibraltar Industries Inc.	674	34
Boise Cascade Co.	954	34
CF Industries Holdings Inc.	914	34
Innospec Inc.	386	33
Materion Corp.	736	33
Haynes International Inc.	1,308	33
Graphic Packaging Holding Co.	2,414	33
Apogee Enterprises Inc.	1,006	30
PH Glatfelter Co.	2,123	30
Carpenter Technology Corp.	809	30
Acuity Brands Inc.	288	30
Silgan Holdings Inc.	1,029	30
DuPont de Nemours Inc.	676	29
* Koppers Holdings Inc.	1,289	28
Commercial Metals Co.	1,444	26
Nucor Corp.	602	25
AAON Inc.	424	23
Eagle Materials Inc.	289	23
Stepan Co.	255	22
Schnitzer Steel Industries Inc.	1,345	22
Domtar Corp.	525	15
Sealed Air Corp.	487	15
Avery Dennison Corp.	124	14
Kronos Worldwide Inc.	1,306	13
Steel Dynamics Inc.	456	12

1,868

Producer Durables (18.0%)
Southwest Airlines Co.	5,452	252
Johnson Controls International plc	5,376	197
Delta Air Lines Inc.	3,533	163
* FTI Consulting Inc.	1,255	141
Northrop Grumman Corp.	412	135
Eaton Corp. plc	1,455	132
Oshkosh Corp.	1,748	126
Lockheed Martin Corp.	273	101
* Zebra Technologies Corp.	475	100
Illinois Tool Works Inc.	597	100
Dover Corp.	906	93
Accenture plc Class A	482	87
Snap-on Inc.	561	81
MSC Industrial Direct Co. Inc. Class A	1,248	77
General Electric Co.	6,784	74
Kennametal Inc.	2,642	73
Emerson Electric Co.	1,137	73
HEICO Corp.	659	71
* TriNet Group Inc.	1,344	71
Jacobs Engineering Group Inc.	766	71
* Atkore International Group Inc.	1,894	70
* Great Lakes Dredge & Dock Corp.	7,133	69
Cummins Inc.	449	68
CSW Industrials Inc.	1,001	66
Marten Transport Ltd.	3,353	66
* TopBuild Corp.	639	65
Allison Transmission Holdings Inc.	1,579	64
* JetBlue Airways Corp.	3,981	63
Schneider National Inc.	3,374	60
* Keysight Technologies Inc.	626	59
ManpowerGroup Inc.	780	59
Xerox Holdings Corp.	1,813	58
* Hub Group Inc.	1,213	56
ITT Inc.	891	54
AGCO Corp.	858	52
McGrath RentCorp	742	52
* MasTec Inc.	1,025	50
PACCAR Inc.	747	50
Moog Inc.	634	49
Encore Wire Corp.	992	49
Federal Signal Corp.	1,674	49
Trinity Industries Inc.	2,315	47
Steelcase Inc.	2,895	47
* TrueBlue Inc.	3,087	46
HNI Corp.	1,379	45
Badger Meter Inc.	703	42
Columbus McKinnon Corp.	1,290	40
* Astronics Corp.	1,955	40
Knight-Swift Transportation Holdings Inc.	1,207	39
Heartland Express Inc.	2,106	38
Knoll Inc.	2,058	36
Hubbell Inc.	270	36
Watts Water Technologies Inc.	380	36
Carlisle Cos. Inc.	244	35
Triton International Ltd.	1,023	35
* Dorian LPG Ltd.	3,140	35

Teekay Tankers Ltd. Class A	2,084	35
Resources Connection Inc.	2,727	34
Regal Beloit Corp.	431	33
Alaska Air Group Inc.	645	33
* Allegheny Technologies Inc.	1,902	33
* Aecom	723	33
Tetra Tech Inc.	401	32
Kforce Inc.	1,003	31
DHT Holdings Inc.	5,452	30
* Saia Inc.	334	29
Barrett Business Services Inc.	472	28
Albany International Corp.	438	28
Werner Enterprises Inc.	789	27
KBR Inc.	1,017	26
ESCO Technologies Inc.	286	26
* United Airlines Holdings Inc.	404	25
Herman Miller Inc.	702	24
* Sykes Enterprises Inc.	753	24
* WESCO International Inc.	570	23
* MYR Group Inc.	896	23
Scorpio Tankers Inc.	1,142	23
* Modine Manufacturing Co.	2,946	22
Franklin Electric Co. Inc.	425	22
Costamare Inc.	3,280	21
Curtiss-Wright Corp.	163	20
* Napco Security Technologies Inc.	908	18
* Aerojet Rocketdyne Holdings Inc.	368	18
Kelly Services Inc.	1,085	18
Old Dominion Freight Line Inc.	88	17
BWX Technologies Inc.	310	17
* Generac Holdings Inc.	164	17
* Echo Global Logistics Inc.	895	17
Kansas City Southern	109	16
* SPX Corp.	386	16
Alamo Group Inc.	146	16
Wabash National Corp.	1,433	16
Ennis Inc.	778	16
* Copart Inc.	183	15
TTEC Holdings Inc.	401	15
EMCOR Group Inc.	195	15
UniFirst Corp.	79	15
Brady Corp. Class A	305	14
Robert Half International Inc.	266	13
* OSI Systems Inc.	164	13
ABM Industries Inc.	403	13
* International Seaways Inc.	614	12
ACCO Brands Corp.	1,486	12
Heidrick & Struggles International Inc.	473	11
Crane Co.	124	8
		5,086
Technology (14.8%)
Intel Corp.	5,463	303
* Micron Technology Inc.	4,976	262
NXP Semiconductors NV	1,975	225
Applied Materials Inc.	3,735	217
Lam Research Corp.	670	197
* Facebook Inc.	1,018	196

Texas Instruments Inc.	1,403	160
Apple Inc.	539	147
* Qorvo Inc.	1,401	141
Activision Blizzard Inc.	2,402	140
* Paycom Software Inc.	482	136
Jabil Inc.	4,110	132
* Diodes Inc.	2,787	123
TE Connectivity Ltd.	1,327	110
* Akamai Technologies Inc.	1,095	95
* Insight Enterprises Inc.	1,717	95
* Cirrus Logic Inc.	1,264	87
Cisco Systems Inc.	2,163	86
Teradyne Inc.	1,409	83
QUALCOMM Inc.	1,023	80
* Perficient Inc.	1,830	75
* Yandex NV	1,649	67
PC Connection Inc.	1,617	66
SYNNEX Corp.	494	62
CDW Corp.	530	61
Seagate Technology plc	1,252	60
* VMware Inc.	461	56
* Fabrinet	999	55
Vishay Intertechnology Inc.	2,536	47
* Flex Ltd.	3,726	41
Hewlett Packard Enterprise Co.	3,206	41
* Amkor Technology Inc.	3,787	39
* Photronics Inc.	3,171	39
* NCR Corp.	1,443	36
* Match Group Inc.	502	33
* Lattice Semiconductor Corp.	1,740	31
* Unisys Corp.	1,998	31
Avnet Inc.	1,008	31
* FormFactor Inc.	1,207	27
NIC Inc.	1,382	25
j2 Global Inc.	281	25
Motorola Solutions Inc.	139	23
Methode Electronics Inc.	734	22
* Zynga Inc.	3,088	21
* Agilysys Inc.	609	20
* TechTarget Inc.	839	19
* Sanmina Corp.	735	19
* Synaptics Inc.	280	18
* Cadence Design Systems Inc.	276	18
* Manhattan Associates Inc.	254	17
Simulations Plus Inc.	493	16
* Knowles Corp.	838	14
Skyworks Solutions Inc.	103	10
		4,180
Utilities (2.2%)
AT&T Inc.	4,999	176
Southern Co.	2,727	165
Hawaiian Electric Industries Inc.	2,135	91
Verizon Communications Inc.	1,607	87
Portland General Electric Co.	1,535	83

* Evoqua Water Technologies Corp.		891	19
			621
Total Common Stocks (Cost $28,361)			27,619
	Coupon
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
1 Vanguard Market Liquidity Fund (Cost $474)	1.706%	4,738	474
Total Investments (99.4%) (Cost $28,835)			28,093
Other Assets and Liabilities-Net (0.6%)2			176
Net Assets (100%)			28,269
Cost rounded to $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Cash of $28,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2020	38	561	(33)
E-mini S&P 500 Index	March 2020	1	148	(21)
				(54)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and

U.S. Multifactor Fund

the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.